Event Subsequent to December 31, 2020 (Details) - USD ($) $ / shares in Units, $ in Thousands						1 Months Ended
	Apr. 08, 2021	Mar. 09, 2021	Jan. 11, 2021	Jan. 07, 2021	Oct. 08, 2020	Mar. 22, 2021	Mar. 16, 2021	Feb. 25, 2021	Feb. 23, 2021	Feb. 19, 2021	Feb. 12, 2021	Feb. 02, 2021	Jan. 20, 2021	Jan. 19, 2021	Jan. 05, 2021	May 22, 2020	Dec. 31, 2018	Nov. 28, 2017	Mar. 29, 2017
Event Subsequent to December 31, 2020 (Details) [Line Items]
Stockholder's, description					The Company agreed to invest an aggregate amount of $1,250 thousand in Pro and Purex, pay $150 thousand in cash consideration to the current stockholders, and issue $500 thousand worth of restricted ADSs to the current stockholders of such companies, with the value of restricted ADSs may be subject to downward adjustment based on the 2020 results of the two companies. In addition, the companies’ current shareholders are entitled to additional milestone issuances of up to an aggregate $750 thousand in restricted ADSs subject to the achievement by Pro and Purex of certain milestones throughout 2021. The transactions contemplated in the definitive agreements closed on January 4, 2021. In addition, The Company agreed to financing arrangements including (i) providing financing by way of a stockholder loan of a principal amount equal to $250,000, which may be extended up to an aggregate cap of $1 million of which the Company will finance 60%; and (ii) additional financing of up to a principal amount of $1 million, to finance the acquisition of additional online Amazon stores provided that such Acquisition Financing will constitute 80% of the applicable acquisition cost, with the remaining 20% to be financed by the other Pro’ and Purex’ stockholders.
Ordinary shares																575,001	45,202,900	4,050,000
Exercise price per share (in Dollars per share)																			$ 17.5
Bottom of range [member]
Event Subsequent to December 31, 2020 (Details) [Line Items]
Percentage of share capital					50.01%
Top of range [member]
Event Subsequent to December 31, 2020 (Details) [Line Items]
Percentage of share capital					50.03%
Non adjusting event after reporting period [Member]
Event Subsequent to December 31, 2020 (Details) [Line Items]
Loan amount (in Dollars)												$ 3,760			$ 250
Interest rate												4.00%			4.00%
Agreement, description				the Company entered an agreement to purchase a provisional patent filed with the United States Patent and Trademark Office and know-how relating to wireless vehicle battery charging technology in consideration for $75 thousand. Furthermore, the Company entered a collaboration agreement with the seller, whereby the Company committed to invest $150 thousand in a newly incorporated wholly owned subsidiary of the Company, Charging Robotics, incorporated on February 1, 2021, which will focus on our new electric vehicle and wireless charging activities. Pursuant to the collaboration agreement, the seller is entitled to a monthly consultant fee as well as options to purchase 15% of Charging Robotics’ fully diluted share capital as of its incorporation date based on a valuation of $1,000 thousand.
Number of ADS issued			3,659,735					3,258,438
Ordinary shares			20
Public offering price per share (in Dollars per share)			$ 2.30					$ 2.60
Additional shares purchased, percentage			15.00%					15.00%
Additional shares purchased			548,960					548,960
Sale of shares		11,000,000												2,300,000
Percentage of issued and outstanding shares		4.74%
Shares authorized											1,000,000,000		300,000,000
Description of joint venture agreement										the Company was issued 19,990 ordinary shares of Revoltz, representing 19.99% of Revoltz’s issued and outstanding share capital on a fully diluted basis. The Joint Venture Agreement requires the Company to invest an additional $400,000 in a second tranche, subject to Revoltz achieving certain post-closing milestones, for 37.5% of Revoltz’s issued and outstanding share capital. In addition, within twelve (12) months following the completion of the second tranche (but in any event not later than December 31, 2022) then the Company shall be entitled to invest an additional amount of $700,000 in consideration for Revoltz’s ordinary shares which, will result in the Company holding 50.1% Revoltz’s issued and outstanding share capital.
Gross proceeds from public offering (in Dollars)								$ 9,700
Description of share purchase agreement	Eventer consummated a share purchase agreement with certain investors in connection with the sale and issuance of $2.25 million worth of its ordinary shares for an aggregate amount of $2.25 million. According to the share purchase agreement, half of the proceeds will be used for promotion of Eventer’s business through media content and space advertising in different platforms and media outlets operated by the lead investor. Following an investment of $300,000 under the described share purchase agreement we hold approximately 47.69% of Eventer Shares on a fully diluted basis.	the Company entered into a share purchase agreement, with Polyrizon and Mr. Raul Srugo, an existing shareholder of Polyrizon, for an additional investment of up to a total of $250,000 in Polyrizon. Following an investment of $120,500, the Company hold approximately 33.24% of Polyrizon shares on a fully diluted basis.
Amount of one-time payment (in Dollars)							$ 50
Description of options							Global Automax will have the option to purchase up to 5% of Charging Robotics’ ordinary shares at a $30 million pre-money valuation on a fully diluted basis, upon completion of Charging Robotics’ first financing round of no less than $1 million. Furthermore, Global Automax will have an additional option to purchase ordinary shares of up to 5% of the amount of shares that Charging Robotics will issue in any subsequent round of no less than $1 million following the first financing round at a price per share to be determined in any such round.
Description of licensing agreement									Eventer shall pay Screenz a total sum of $1,500 thousand. In the first five months Eventer shall pay Screenz a monthly sum of $40 thousand, a grace period for Eventer’s planning and establishment of the operation. Following the grace period, Eventer shall pay Screenz the remaining sum of $1,300 thousand in three equal payments. The adaptation of the Screenz technology is expected to be completed in the second half of 2021.
Percentage of revenue									8.00%
Additional shares authorized													225,000,000
Price per share (in Dollars per share)													$ 0.001
Number of units issued						22,222,223
Aggregate purchase price (in Dollars)						$ 20,000
Exercise price per share (in Dollars per share)						$ 1.15
Warrants expiry date						Mar. 31, 2026
Percentage of exercise price on warrant						135.00%
Owned outstanding shares, percentage						28.06%